Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets and Liabilities
The following tables summarize the location and fair value amounts of all the Company’s derivative instruments in the consolidated balance sheets, as well as the gross recognized derivative assets, liabilities and amounts offset in the condensed consolidated balance sheets:

	June 30, 2018
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$27,707	$(22,377)	$5,330
Commodity derivatives - non-current	25,760	(25,760)	—
Total assets	$53,467	$(48,137)	$5,330

Liabilities
Commodity derivatives - current	$(47,446)	$22,377	$(25,069)
Commodity derivatives - non-current	(53,222)	25,760	(27,462)
Series B Preferred Stock bifurcated derivative - non-current	(468)	—	(468)
Total liabilities	$(101,136)	$48,137	$(52,999)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.

	December 31, 2017
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$1,079	$(1,079)	$—
Commodity derivatives - non-current	120	(120)	—
Total assets	$1,199	$(1,199)	$—

Liabilities
Commodity derivatives - current	$(11,851)	$1,079	$(10,772)
Commodity derivatives - non-current	(7,503)	120	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	(625)	—	(625)
Total liabilities	$(19,979)	$1,199	$(18,780)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.

The fair value of the derivative assets and liabilities is as follows as of the following dates:

	December 31, 2017
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$1,079	$(1,079)	$—
Commodity derivatives - non-current	120	(120)	—
Total assets	$1,199	$(1,199)	$—

Liabilities
Commodity derivatives - current	$(11,851)	$1,079	$(10,772)
Commodity derivatives - non-current	(7,503)	120	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	(625)	—	(625)
Total liabilities	$(19,979)	$1,199	$(18,780)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.

	December 31, 2016
	Gross Fair Value	Gross Amounts Offset (1)	Net Recognized Fair Value
	(In thousands)
Assets
Commodity derivatives - current	$556	$(309)	$247
Commodity derivatives - non-current	—	—	—
Total assets	$556	$(309)	$247

Liabilities
Commodity derivatives - current	$(2,164)	$309	$(1,856)
Commodity derivatives - non-current	—	—	—
Total liabilities	$(2,164)	$309	$(1,856)

(1)	The Company has agreements in place with all of its counterparties that allow for the financial right of offset for derivative assets and liabilities.

Schedule of Derivative Instruments
As of June 30, 2018, the open commodity derivative positions with respect to future production were as follows:

	2018	2019	2020	2021	2022
Commodity derivative swaps
Oil:
Notional volume (Bbls)	1,438,000	2,664,000	960,000	360,000	300,000
Weighted average fixed price ($/Bbl)	$55.37	$53.59	$51.16	$50.42	$50.12
Natural gas:
Notional volume (MMBtu)	1,920,000	2,220,000	1,500,000	1,200,000	1,200,000
Weighted average fixed price ($/MMbtu)	$3.02	$2.88	$2.84	$2.85	$2.87

Commodity derivative two-way collars
Oil:
Notional volume (Bbls)	333,000	601,000	—	—	—
Weighted average ceiling price ($/Bbl)	$61.01	$61.30	$—	$—	$—
Weighted average floor price ($/Bbl)	$57.30	$55.21	$—	$—	$—

Commodity derivative three-way collars
Oil:
Notional volume (Bbls)	—	883,000	2,562,000	—	—
Weighted average ceiling price ($/Bbl)	$—	$67.42	$67.80	$—	$—
Weighted average floor price ($/Bbl)	$—	$55.88	$56.79	$—	$—
Weighted average sold put option price ($/Bbl)	$—	$45.88	$46.79	$—	$—

Crude oil basis swaps
Midland / Cushing:
Notional volume (Bbls)	1,840,000	3,160,000	3,513,600	—	—
Weighted average fixed price ($/Bbl)	$(4.95)	$(4.09)	$(1.43)	$—	$—

Argus WTI roll:
Notional volume (Bbls)	1,530,000	—	—	—	—
Weighted average fixed price ($/Bbl)	$1.14	$—	$—	$—	$—

As of December 31, 2017, the open commodity derivative positions with respect to future production were as follows:

	2018	2019	2020	2021	2022
Commodity derivative swaps
Oil:
Notional volume (Bbl)	2,350,000	1,704,000	960,000	360,000	250,000
Weighted average price ($/Bbl)	$54.28	$52.85	$51.37	$50.69	$50.21
Natural Gas:
Notional volume (MMBtu)	4,040,000	2,160,000	1,500,000	1,200,000	1,000,000
Weighted average fixed price ($/MMBtu)	$3.10	$2.89	$2.84	$2.86	$2.86

Schedule of Derivative Instruments in Statement of Financial Position
For the three and six months ended June 30, 2018 and 2017, the effect of the derivative activity on the Company’s Condensed Consolidated Statements of Operations was as follows:

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2018	2017	2018	2017
	(In thousands)
Realized gain (loss) on derivatives
Commodity derivative options	$—	$—	$19	$154
Commodity derivative swaps	(9,151)	(15)	(12,213)	(463)
Total	(9,151)	(15)	(12,194)	(309)
Interest rate swap	—	1	—	(149)
Total realized gain (loss) on derivatives	$(9,151)	$(14)	$(12,194)	$(458)

Unrealized gain (loss) on derivatives
Commodity derivative options	$1,795	$143	$(14,165)	$305
Commodity derivative swaps	(12,598)	1,175	(14,880)	3,206
Total	(10,803)	1,318	(29,045)	3,511
Interest rate swap	—	(226)	$—	$(226)
Series B Preferred Stock bifurcated derivative	57	—	157	—
Total unrealized gain (loss) on derivatives	$(10,746)	$1,092	$(28,888)	$3,285

For the years ended December 31, 2017, 2016 and 2015, the effect of the derivative activity on the Company’s Consolidated Statements of Operations was as follows:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Gain (loss) on settled derivatives
Commodity options	$172	$511	$4,340
Commodity swaps	45	(1,334)	130
Total	217	(823)	4,470
Interest rate swap	(143)	(785)	(1,165)
Total gain (loss) on settled derivatives	$74	$(1,608)	$3,305

Gain (loss) on unsettled derivatives
Commodity derivative options	$313	$(1,508)	$(735)
Commodity derivative swaps	(16,866)	(1,838)	—
Total	(16,553)	(3,346)	(735)
Interest rate swap	(226)	324	(677)
Total gain (loss) on unsettled derivatives	$(16,779)	$(3,022)	$(1,412)